REVENUE	12 Months Ended
Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
REVENUE
REVENUE

Years ended December 31	2019	2018
Gold bullion and doré sales	$461,463	$365,996
Concentrate sales	144,861	57,461
Other (1)	526	(2,782)
	$606,850	$420,675

(1)	Other revenue includes the impact of changes in the fair value of concentrate trade receivables classified as FVTPL.